9. Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Notes
9. Commitments and Contingencies

9.         COMMITMENTS AND CONTINGENCIES

            The Company's operations are carried on in locations which are occupied under operating lease agreements.  These lease agreements usually provide for a lease term of five years with the Company holding a renewal option for an additional five years.  Total operating lease expense was $7,522,957, $7,069,292 and $6,394,406 for the years ended December 31, 2018, 2017 and 2016, respectively.  The Company’s minimum aggregate future lease commitments at December 31, 2018 are shown in the table below.

Year	Operating Leases

2019	$ 7,015,801
2020	5,930,343
2021	4,361,351
2022	2,836,961
2023	1,357,035
2024 and beyond	103,754
Total	$ 21,605,245

            We conduct our lending operations under the provisions of various federal and state laws and implementing regulations.  Changes in the current regulatory environment, or the interpretation or application of current regulations, could impact our business.  While we believe that we are currently in compliance with all regulatory requirements, no assurance can be made regarding our future compliance or the cost thereof.